Annual Total Returns [BarChart] - Multi-Manager Value Strategies Fund - Class Inst	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2013	28.45%
Annual Return 2014	10.01%
Annual Return 2015	(3.66%)
Annual Return 2016	17.23%
Annual Return 2017	19.65%
Annual Return 2018	(8.97%)
Annual Return 2019	28.57%

[1]	Year to Date return as of June 30, 2020: -14.03%